Common Stock and Stockholders' Deficit	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock and Stockholders' Deficit
10. Common Stock and Stockholders’ Deficit
The Consolidated Statements of Redeemable Noncontrolling Interest, Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) reflect the Business Combination as of July 1, 2021. As Legacy Sharecare was deemed the accounting acquirer in the Business Combination with FCAC, all periods prior to the consummation date reflect the balances and activity of Legacy Sharecare. The balances as of December 31, 2020 and 2019 from the consolidated financial statements of Legacy Sharecare as of that date, share activity (redeemable convertible preferred stock, preferred stock, common stock, and additional paid in capital) and per share amounts were retroactively adjusted, where applicable, using the Exchange Ratio of 71.26. Other than the Series D Preferred Stock discussed in Note 9, all convertible redeemable preferred stock classified as mezzanine, was retroactively adjusted, converted into common stock, and reclassified to permanent equity as a result of the Business Combination (as described in Note 9).
As of December 31, 2021, the Company was authorized to issue up to 600,000,000 shares of common stock.
As of December 31, 2021, there was 66,555 shares of common stock issuable to the former shareholders of entities acquired entities by the Company in prior years.
During the fourth quarter of 2021, the Company repurchased 6,002,255 shares of common stock related to withholding tax obligations upon exercise of employee stock options and settlement of the exercise price of the options as reflected on the Consolidated Statements of Redeemable Noncontrolling Interest, Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) and the Consolidated Statements of Cash Flows.
Warrants
In connection with debt and equity financings and certain partnership arrangements, the Company may issue warrants. In connection with the consummation of the Business Combination, all vested and exercisable warrants issued by the Company, and outstanding immediately prior to the effective date of the Business Combination, were converted into 10,921,334 shares of common stock pursuant to the Merger Agreement. The number of shares issuable upon conversion of the warrants was determined based on the number of shares of common stock issuable upon exercise of such warrants, on a net exercise basis, and using the Exchange Ratio of 71.26. Certain unvested warrants outstanding immediately prior to the Business Combination were not converted. Liability warrants generally vest immediately and are exercisable upon issuance and have an expiration of seven years from issuance. Equity warrants generally vest after three years from the date of issuance and have an expiration of seven years from issuance.

As of December 31, 2021, all private placement warrants were registered as discussed in Note 3. As of December 31, 2021, the following warrants were issued and outstanding:

Classification	Underlying Security	Warrants Outstanding	Exercise Price per Share
Equity	Common	890,732	$5.61
Liability - Warrants	Common	17,433,334	$11.50
The Company has also entered into, and may in the future enter into, contractual arrangements with certain customers and other parties and earnout arrangements in connection with acquisitions that, in each case, provide for the issuance of warrants and/or common stock upon achievement of specified milestones (which, at the consummation of the Business Combination, became obligations of the Company). As of December 31, 2021, these agreements provide for the issuance of up to 7,826,442 shares of common stock (including Earnout Shares in connection with the Business Combination) and 10,173,582 warrants to purchase shares of common stock. With respect to these arrangements, there were 195,650 warrants and 132,594 shares of common stock earned but not issued during the year ended December 31, 2021.
Share-based Payments
In July 2021, the Board of Directors of the Company adopted the Sharecare, Inc. 2021 Omnibus Incentive Plan (the “2021 Plan”). The 2021 Plan became effective upon consummation of the Business Combination and succeeded the Company’s legacy equity incentive plans. Under the 2021 Plan, the Company may grant stock-based awards to purchase or directly issue shares of common stock to employees, directors, and vendors. Restricted stock units are also granted under the 2021 Plan. The 2021 Plan also permits the Company to grant stock-based awards with performance or market conditions.
The maximum number of shares of Company common stock that may be delivered in satisfaction of awards under the 2021 Plan as of December 31, 2021 is 149,040,940 (including 118,803,402 shares of Company common stock issuable upon the exercise of outstanding options to purchase shares of Common stock or settlement of restricted stock units). Awards generally have a maximum life of 10 years. Stock option awards are granted with an exercise price estimated to be greater than or equal to the fair market value on the date of grant. Service-based awards generally vest over a service period of four years and performance-based awards vest upon the satisfaction of various performance targets. As of December 31, 2021, the Company had approximately 30,237,538 shares of its common stock available for issuance in satisfaction of future awards under the 2021 Plan.

Stock option and restricted stock unit activity, prices, and values adjusted by the Exchange Ratio, during the year ended December 31, 2021 and 2020 is as follow (share numbers are not in thousands):

	Options Outstanding				Restricted Stock Units
	Number of Options (1)	Weighted- Average Exercise Price (1)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)	Number of Plan shares outstanding	Weighted- Average Grant Date Fair Value per share
Outstanding as of December 31, 2019	72,820,028	$1.09	5.80	$25,328
Granted	49,009,272	1.43
Exercised	(352,659)	0.94		1,217
Cancelled / Forfeited	(13,652,352)	0.96

Outstanding as of December 31, 2020	107,824,289	$1.25	7.30	$341,623	—
Granted	27,779,908	7.85			2,492,323	$7.39
Exercised / Released	(15,788,241)	1.04		54,446	(31,250)	7.42
Cancelled / Forfeited	(3,192,495)	2.51			(281,132)	$7.39

Outstanding as of December 31, 2021	116,623,461	$2.81	7.64	$300,125	2,179,941	$7.39
Vested and/or exercisable as of December 31, 2021	73,712,795	$1.33	6.91	$233,440	—	$—
Vested and/or exercisable as of December 31, 2020	71,937,052	$1.20	6.30	$231,621	—	$—

(1)	Share and per share amounts prior to July 1, 2021 have been retroactively restated to reflect the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.
The intrinsic value is calculated as the difference between the exercise price of the underlying common stock option award and the estimated fair value of the Company’s common stock.
The table above includes 1,744,046 and 55,870 options granted to non-employees
during the years ended December 31, 2021 and 2020, respectively.
Valuation Assumptions
The Company’s use of the Black-Scholes option
-
pricing model to estimate the fair value of stock options granted to employees requires the input of subjective assumptions. These assumptions and estimates are as follows:
Expected volatility
 —
Expected volatility is a measure of the amount by which the stock price is expected to fluctuate, Since the Company does not have sufficient trading history of its common stock, it estimates the expected volatility of its stock options at their grant date by taking the weighted-average historical volatility of a group of comparable publicly traded companies over a period of time equal to the expected life of the options.
Expected term
 —
The Company determines the expected term based on the average period the stock options are expected to remain outstanding, generally calculated as the midpoint of the stock options vesting term and contractual expiration period, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The expected term for non-employee
stock options is the contractual life, or 10 years.
Risk-free rate
 —
The Company uses the U.S. Treasury yield for its risk-free interest rate that corresponds with the expected term.
Expected dividend yield
 —
The Company utilizes a dividend yield of zero, as it does not currently issue dividends and does not expect to in the future.
The following assumptions were used to calculate the fair value of stock option grants made during the following periods:

	Years Ended December 31,
	2021	2020	2019
Expected volatility	55%	55% – 57%	60%
Expected term (in years)	5.0 – 10.0	5.0 – 7.0	5.0 – 6.9
Risk-free interest rate	0.40% – 1.54%	0.27% – 0.61%	1.65% – 1.75%
Expected dividend yield	—%	—%	—%
Assumptions used in valuing
non-employee
stock options are generally consistent with those used for employee stock options with the exception of expected term discussed above.
Share
-
based compensation expense for employee and nonemployee options included in the Consolidated Statements of Operations and Comprehensive Loss is as follows during the years ended December 31, 2021, 2020 and 2019 (in thousands):

	Years Ended December 31,
	2021	2020	2019
Cost of revenues	$44	$30	$76
Sales and marketing	1,835	484	680
Product and technology	12,502	431	324
General and administrative	32,399	18,215	2,452

Total share-based compensation	$46,780	$19,160	$3,532

Included in the share-based compensation table above is $0.8 million of expense related to the Earnout Shares allocated to Legacy Sharecare option holders (see Note 2).
The Company’s total unrecognized compensation cost related to options and restricted stock units as of December 31, 2021 was $98.1 million and $13.7 million and is expected to be recognized over a weighted average vesting period of 3.01 and 2.75 years, respectively. The Company’s total unrecognized share
-
based compensation issued to
non-employees
as of December 31, 2021 was $1.1 million and is expected to be recognized over a weighted average vesting period of 0.50 years.